INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in term loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Loan drawdown costs	$ 0	$ 0	$ 1,638
Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(59,616)
Balance at end of the period	(55,177)	(59,616)
Term Loan [Member] | Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(44,301)	0
Principal amount loaned	(5,000)	(81,250)
Loan drawdown costs	194	3,551
Derivative financial liability at date of drawdown	90	1,872
Derivative financial asset at date of drawdown	(11)	(202)
Accretion interest	(1,131)	(2,772)
Cash repayment of principal	10,050	34,500
Balance at end of the period	$ (40,109)	$ (44,301)	$ 0